Employee Incentive Plans, Short Term Incentive Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	$ 3.9	$ 2.2
Fabricated Products
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	2.7	1.7
All Other
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	1.2	0.5
Cost of products sold
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	1.2	1.1
Selling, administrative, research and development, and general
Compensation charges associated with STI Plans
Total costs recorded in connection with STI plans	$ 2.7	$ 1.1